LONG-TERM INVESTMENTS - Narratives (Details)	1 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Impairment against equity investment without readily determinable fair value									$ 27,541		$ 128,204
Amount of investments made										$ 4,907,409
Share of equity loss									(48,047)		$ (9,214)
Xinrong Fanxing
LONG-TERM INVESTMENTS
Equity interests							10.00%	10.00%
Cash consideration for equity method investment							$ 1,550,195	¥ 10,000,000
Shanxingzhe
LONG-TERM INVESTMENTS
Equity interests	42.85%	42.85%								42.85%
Cash consideration for equity method investment	$ 4,236,750	¥ 30,000,000
Beijing Qucheng
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value, percent			12.00%	12.00%
Cash consideration for equity investment without readily determinable fair value			$ 564,900	¥ 9,600,000	$ 832,219	$ 1,397,119
Impairment against equity investment without readily determinable fair value									$ 27,541	$ 0